THE ALGER
INSTITUTIONAL FUNDS
QUARTERLY REPORT

JULY 31, 2021

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—98.9%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
TransDigm Group, Inc.*	78,478	$50,311,461
AIR FREIGHT & LOGISTICS—0.6%
XPO Logistics, Inc.*	169,619	23,524,459
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Capri Holdings Ltd.*	285,953	16,102,013
Lululemon Athletica, Inc.*	59,059	23,633,640
LVMH Moet Hennessy Louis Vuitton SE	48,591	38,903,587
		78,639,240
APPLICATION SOFTWARE—10.4%
Adobe, Inc.*	269,609	167,597,043
Autodesk, Inc.*	47,172	15,148,344
Cadence Design Systems, Inc.*	204,259	30,158,841
Coupa Software, Inc.*	64,137	13,917,729
Five9, Inc.*	193,604	38,970,549
Intuit, Inc.	114,183	60,513,565
RingCentral, Inc., Cl. A*	66,749	17,840,005
salesforce.com, Inc.*	331,323	80,156,973
The Trade Desk, Inc., Cl. A*	32,573	2,668,055
Unity Software, Inc.*	30,940	3,314,293
		430,285,397
AUTOMOBILE MANUFACTURERS—1.6%
General Motors Co.*	510,864	29,037,510
Tesla, Inc.*	54,683	37,578,157
		66,615,667
AUTOMOTIVE RETAIL—1.7%
Carvana Co., Cl. A*	58,452	19,731,057
Lithia Motors, Inc., Cl. A	139,033	52,446,028
		72,177,085
BIOTECHNOLOGY—0.9%
Horizon Therapeutics PLC*	185,222	18,525,904
Natera, Inc.*	156,865	17,964,180
		36,490,084
CASINOS & GAMING—1.4%
DraftKings, Inc., Cl. A*	391,918	19,008,023
Flutter Entertainment PLC*	46,056	7,851,016
MGM Resorts International	885,129	33,218,892
		60,077,931
CONSUMER FINANCE—0.1%
Upstart Holdings, Inc.*	33,978	4,103,183
DATA PROCESSING & OUTSOURCED SERVICES—8.9%
Fiserv, Inc.*	137,685	15,848,920
PayPal Holdings, Inc.*	394,663	108,741,496
Square, Inc., Cl. A*	165,256	40,861,199
Visa, Inc., Cl. A	831,776	204,941,289
		370,392,904
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	61,662	24,305,927

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.9% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
AMETEK, Inc.	106,087	$14,751,397
Eaton Corp. PLC	202,314	31,975,728
		46,727,125
FINANCIAL EXCHANGES & DATA—1.2%
CME Group, Inc., Cl. A	39,620	8,404,590
S&P Global, Inc.	95,215	40,820,575
		49,225,165
FOOD DISTRIBUTORS—0.1%
Sysco Corp.	67,767	5,028,311
FOOTWEAR—1.3%
NIKE, Inc., Cl. B	318,510	53,353,610
GENERAL MERCHANDISE STORES—0.6%
Target Corp.	94,783	24,743,102
HEALTHCARE EQUIPMENT—4.9%
Danaher Corp.	328,081	97,600,817
Dexcom, Inc.*	30,068	15,500,355
Intuitive Surgical, Inc.*	59,609	59,099,939
Medtronic PLC	234,061	30,734,550
		202,935,661
HEALTHCARE SERVICES—0.2%
Guardant Health, Inc.*	93,605	10,277,829
HEALTHCARE SUPPLIES—0.8%
Align Technology, Inc.*	45,719	31,811,280
HEALTHCARE TECHNOLOGY—0.1%
Veeva Systems, Inc., Cl. A*	19,090	6,351,434
HOME IMPROVEMENT RETAIL—0.7%
Lowe’s Cos., Inc.	141,530	27,271,416
HOTELS RESORTS & CRUISE LINES—1.1%
Expedia Group, Inc.*	287,505	46,250,929
INDUSTRIAL GASES—0.2%
Air Products & Chemicals, Inc.	27,777	8,083,940
INTERACTIVE HOME ENTERTAINMENT—0.4%
Sea Ltd.#,*	53,698	14,829,240
INTERACTIVE MEDIA & SERVICES—10.1%
Alphabet, Inc., Cl. C*	78,172	211,409,920
Facebook, Inc., Cl. A*	384,361	136,947,824
Pinterest, Inc., Cl. A*	246,516	14,519,793
Snap, Inc., Cl. A*	762,948	56,778,590
		419,656,127
INTERNET & DIRECT MARKETING RETAIL—7.0%
Altaba, Inc.*,@,(a)	342,659	4,033,096
Amazon.com, Inc.*	86,603	288,179,277
		292,212,373
INTERNET SERVICES & INFRASTRUCTURE—2.9%
Shopify, Inc., Cl. A*	41,671	62,503,583
Snowflake, Inc., Cl. A*	49,319	13,105,045
Twilio, Inc., Cl. A*	118,831	44,394,073
		120,002,701

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.9% (CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	309,577	$29,713,201
MANAGED HEALTHCARE—0.8%
UnitedHealth Group, Inc.	78,880	32,515,914
MOVIES & ENTERTAINMENT—2.3%
Live Nation Entertainment, Inc.*	330,859	26,101,467
Netflix, Inc.*	32,693	16,920,916
Roku, Inc., Cl. A*	120,545	51,630,629
		94,653,012
OIL & GAS EQUIPMENT & SERVICES—0.1%
Schlumberger NV	97,292	2,804,928
OIL & GAS EXPLORATION & PRODUCTION—0.1%
Pioneer Natural Resources Co.	18,924	2,750,982
PERSONAL PRODUCTS—0.5%
The Estee Lauder Cos, Inc., Cl. A	64,018	21,371,129
PHARMACEUTICALS—1.0%
Eli Lilly & Co.	47,045	11,455,457
Zoetis, Inc., Cl. A	151,347	30,678,037
		42,133,494
RAILROADS—0.7%
Union Pacific Corp.	125,259	27,401,659
REGIONAL BANKS—0.6%
Signature Bank	107,933	24,497,553
RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	137,604	12,226,115
RESTAURANTS—2.0%
Chipotle Mexican Grill, Inc., Cl. A*	25,790	48,058,118
Starbucks Corp.	294,696	35,784,935
		83,843,053
SEMICONDUCTOR EQUIPMENT—2.6%
Applied Materials, Inc.	145,527	20,363,593
Enphase Energy, Inc.*	91,622	17,371,531
Lam Research Corp.	89,269	56,900,954
SolarEdge Technologies, Inc.*	43,756	11,353,807
		105,989,885
SEMICONDUCTORS—7.3%
Advanced Micro Devices, Inc.*	501,302	53,233,259
Micron Technology, Inc.*	319,958	24,822,342
NVIDIA Corp.	449,500	87,648,005
NXP Semiconductors NV	208,426	43,017,042
QUALCOMM, Inc.	332,475	49,804,755
Taiwan Semiconductor Manufacturing Co., Ltd.#	366,154	42,708,203
		301,233,606
SPECIALTY CHEMICALS—0.5%
The Sherwin-Williams Co.	75,685	22,026,606
SYSTEMS SOFTWARE—11.2%
Crowdstrike Holdings, Inc., Cl. A*	148,041	37,544,678
Microsoft Corp.	1,405,729	400,506,249
SentinelOne, Inc., Cl. A*	48,537	2,393,359

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.9% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—11.2% (CONT.)
ServiceNow, Inc.*	43,886	$25,800,141
		466,244,427
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.0%
Apple, Inc.	1,423,738	207,666,425
TRUCKING—0.5%
Lyft, Inc., Cl. A*	52,538	2,906,402
Uber Technologies, Inc.*	399,233	17,350,666
		20,257,068
WIRELESS TELECOMMUNICATION SERVICES—0.7%
T-Mobile US, Inc.*	199,047	28,666,749
TOTAL COMMON STOCKS
(Cost $2,159,418,585)		4,101,679,387
REAL ESTATE INVESTMENT TRUST—0.2%	SHARES	VALUE
RETAIL—0.2%
Simon Property Group, Inc.	73,457	9,293,780
(Cost $6,588,721)		9,293,780
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	123	4,822,092
(Cost $3,075,000)		4,822,092
Total Investments
(Cost $2,169,082,306)	99.2%	$4,115,795,259
Affiliated Securities (Cost $3,075,000)		4,822,092
Unaffiliated Securities (Cost $2,166,007,306)		4,110,973,167
Other Assets in Excess of Liabilities	0.8%	33,735,796
NET ASSETS	100.0%	$4,149,531,055

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021
Altaba, Inc.	10/24/18	$986,137	0.03%	$660,238	0.02%
Altaba, Inc.	10/25/18	1,506,214	0.04%	1,003,663	0.02%
Altaba, Inc.	10/29/18	1,458,917	0.04%	1,012,290	0.02%
Altaba, Inc.	10/30/18	1,034,749	0.03%	731,494	0.02%
Altaba, Inc.	10/31/18	767,835	0.02%	516,715	0.01%
Altaba, Inc.	11/6/18	165,940	0.00%	108,696	0.00%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	3,075,000	0.08%	4,822,092	0.12%
Total				$8,855,188	0.21%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS	ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—95.0%	SHARES	VALUE
AEROSPACE & DEFENSE—2.8%
Textron, Inc.	304,668	$21,025,139
TransDigm Group, Inc.*	33,632	21,561,139
		42,586,278
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Moncler SpA	103,716	7,123,197
APPLICATION SOFTWARE—10.9%
Adobe, Inc.*	118,010	73,358,556
Five9, Inc.*	95,017	19,125,972
Intuit, Inc.	49,535	26,252,064
RingCentral, Inc., Cl. A*	28,352	7,577,639
salesforce.com, Inc.*	156,680	37,905,593
		164,219,824
AUTOMOTIVE RETAIL—2.1%
Carvana Co., Cl. A*	31,613	10,671,284
Lithia Motors, Inc., Cl. A	54,271	20,472,107
		31,143,391
CASINOS & GAMING—1.5%
DraftKings, Inc., Cl. A*	156,921	7,610,669
MGM Resorts International	391,942	14,709,583
		22,320,252
DATA PROCESSING & OUTSOURCED SERVICES—8.8%
Fiserv, Inc.*	66,801	7,689,463
PayPal Holdings, Inc.*	183,554	50,574,634
Visa, Inc., Cl. A	304,020	74,907,488
		133,171,585
DIVERSIFIED SUPPORT SERVICES—0.9%
Cintas Corp.	33,206	13,089,141
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Eaton Corp. PLC	159,363	25,187,322
FINANCIAL EXCHANGES & DATA—1.5%
S&P Global, Inc.	52,101	22,336,741
FOOD DISTRIBUTORS—0.5%
US Foods Holding Corp.*	216,479	7,433,889
FOOTWEAR—1.5%
NIKE, Inc., Cl. B	138,667	23,228,109
HEALTHCARE EQUIPMENT—4.1%
Danaher Corp.	125,858	37,441,497
Medtronic PLC	183,133	24,047,194
		61,488,691
HEALTHCARE SERVICES—0.2%
Guardant Health, Inc.*	35,082	3,852,004
HEALTHCARE SUPPLIES—0.9%
Align Technology, Inc.*	19,141	13,318,308
HOTELS RESORTS & CRUISE LINES—1.4%
Expedia Group, Inc.*	136,634	21,980,312
INTERACTIVE MEDIA & SERVICES—12.0%
Alphabet, Inc., Cl. C*	29,997	81,124,487
Facebook, Inc., Cl. A*	140,150	49,935,445

THE ALGER INSTITUTIONAL FUNDS	ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.0% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—12.0% (CONT.)
Genius Sports Ltd.*	1,495,177	$25,597,430
Snap, Inc., Cl. A*	339,553	25,269,534
		181,926,896
INTERNET & DIRECT MARKETING RETAIL—6.9%
Amazon.com, Inc.*	31,536	104,938,878
INTERNET SERVICES & INFRASTRUCTURE—1.8%
Shopify, Inc., Cl. A*	6,385	9,577,053
Twilio, Inc., Cl. A*	47,370	17,696,958
		27,274,011
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	111,806	10,731,140
MANAGED HEALTHCARE—2.1%
UnitedHealth Group, Inc.	77,802	32,071,540
MOVIES & ENTERTAINMENT—2.3%
Live Nation Entertainment, Inc.*	111,426	8,790,397
Roku, Inc., Cl. A*	59,893	25,652,771
		34,443,168
RAILROADS—0.7%
Union Pacific Corp.	49,249	10,773,711
REGIONAL BANKS—0.6%
Signature Bank	42,587	9,665,971
RESTAURANTS—1.8%
Starbucks Corp.	225,873	27,427,758
SEMICONDUCTOR EQUIPMENT—3.4%
Applied Materials, Inc.	367,538	51,429,592
SEMICONDUCTORS—5.9%
NVIDIA Corp.	187,616	36,583,244
NXP Semiconductors NV	65,140	13,444,244
QUALCOMM, Inc.	163,635	24,512,523
Taiwan Semiconductor Manufacturing Co., Ltd.#	122,120	14,244,077
		88,784,088
SYSTEMS SOFTWARE—11.1%
Crowdstrike Holdings, Inc., Cl. A*	63,730	16,162,566
Microsoft Corp.	530,609	151,175,810
		167,338,376
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.1%
Apple, Inc.	524,569	76,513,634
TRUCKING—0.4%
Uber Technologies, Inc.*	152,100	6,610,266
WIRELESS TELECOMMUNICATION SERVICES—0.9%
T-Mobile US, Inc.*	96,524	13,901,386
TOTAL COMMON STOCKS
(Cost $964,216,174)		1,436,309,459

THE ALGER INSTITUTIONAL FUNDS	ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	$11,524
(Cost $345,713)		11,524
Total Investments
(Cost $964,561,887)	95.0%	$1,436,320,983
Affiliated Securities (Cost $345,713)		11,524
Unaffiliated Securities (Cost $964,216,174)		1,436,309,459
Other Assets in Excess of Liabilities	5.0%	75,352,090
NET ASSETS	100.0%	$1,511,673,073

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	0.80%	$11,524	0.00%
Total				$11,524	0.00%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS	ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—96.3%	SHARES	VALUE
ADVERTISING—1.4%
Magnite, Inc.*	63,502	$1,924,111
AEROSPACE & DEFENSE—2.0%
HEICO Corp.	14,819	2,004,270
Textron, Inc.	10,333	713,080
		2,717,350
AIR FREIGHT & LOGISTICS—0.7%
XPO Logistics, Inc.*	7,367	1,021,729
APPAREL ACCESSORIES & LUXURY GOODS—3.1%
Capri Holdings Ltd.*	14,334	807,148
Lululemon Athletica, Inc.*	4,996	1,999,249
Moncler SpA	20,497	1,407,730
		4,214,127
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	1,505	503,874
APPLICATION SOFTWARE—18.8%
ANSYS, Inc.*	3,251	1,197,863
Avalara, Inc.*	8,115	1,356,585
Bill.com Holdings, Inc.*	8,208	1,697,579
Cadence Design Systems, Inc.*	8,649	1,277,025
Coupa Software, Inc.*	3,738	811,146
Datadog, Inc., Cl. A*	12,519	1,385,853
DocuSign, Inc., Cl. A*	8,006	2,386,108
Dynatrace, Inc.*	22,084	1,410,505
Fair Isaac Corp.*	2,350	1,231,188
Five9, Inc.*	11,474	2,309,601
HubSpot, Inc.*	1,538	916,679
Manhattan Associates, Inc.*	12,950	2,067,208
Paycom Software, Inc.*	7,158	2,863,200
PTC, Inc.*	12,873	1,743,648
Sprout Social, Inc., Cl. A*	18,709	1,662,108
The Trade Desk, Inc., Cl. A*	16,360	1,340,048
		25,656,344
AUTOMOTIVE RETAIL—1.8%
Advance Auto Parts, Inc.	1,629	345,446
Carvana Co., Cl. A*	3,789	1,279,015
Lithia Motors, Inc., Cl. A	2,037	768,397
		2,392,858
BIOTECHNOLOGY—6.7%
Alector, Inc.*	6,941	166,827
Celldex Therapeutics, Inc.*	15,231	666,356
DermTech, Inc.*	32,281	1,086,579
Forte Biosciences, Inc.*	71,553	2,143,728
Moderna, Inc.*	2,982	1,054,435
Morphic Holding, Inc.*	8,991	518,061
Natera, Inc.*	25,563	2,927,475
Novavax, Inc.*	3,300	591,789
		9,155,250

THE ALGER INSTITUTIONAL FUNDS	ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.3% (CONT.)	SHARES	VALUE
BROADCASTING—0.7%
Discovery, Inc., Cl. A*	32,568	$944,798
CASINOS & GAMING—2.4%
DraftKings, Inc., Cl. A*	13,773	667,990
Evolution AB	8,321	1,447,848
MGM Resorts International	31,218	1,171,612
		3,287,450
CONSUMER FINANCE—1.0%
Upstart Holdings, Inc.*	11,556	1,395,503
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Marqeta, Inc., Cl. A*	45,993	1,233,992
Square, Inc., Cl. A*	5,460	1,350,040
		2,584,032
DIVERSIFIED SUPPORT SERVICES—2.7%
Cintas Corp.	3,503	1,380,812
Copart, Inc.*	12,487	1,835,589
IAA, Inc.*	8,118	490,977
		3,707,378
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
AMETEK, Inc.	12,830	1,784,012
Generac Holdings, Inc.*	1,645	689,847
		2,473,859
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
908 Devices, Inc.*	23,519	734,969
Trimble, Inc.*	12,247	1,047,118
		1,782,087
HEALTHCARE DISTRIBUTORS—1.2%
McKesson Corp.	4,711	960,243
PetIQ, Inc., Cl. A*	18,441	652,074
		1,612,317
HEALTHCARE EQUIPMENT—5.4%
CryoPort, Inc.*	17,725	1,093,987
Dexcom, Inc.*	3,022	1,557,871
IDEXX Laboratories, Inc.*	1,099	745,705
Inari Medical, Inc.*	6,137	551,041
Inmode Ltd.*	12,719	1,445,769
Insulet Corp.*	7,065	1,976,010
		7,370,383
HEALTHCARE FACILITIES—0.8%
The Joint Corp.*	13,689	1,081,294
HEALTHCARE SERVICES—1.1%
Guardant Health, Inc.*	14,371	1,577,936
HEALTHCARE SUPPLIES—1.2%
Align Technology, Inc.*	1,682	1,170,336
SmileDirectClub, Inc., Cl. A*	66,519	469,624
		1,639,960
HEALTHCARE TECHNOLOGY—2.4%
Doximity, Inc., Cl. A*	3,725	230,578
Inspire Medical Systems, Inc.*	1,514	277,304

THE ALGER INSTITUTIONAL FUNDS	ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.3% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—2.4% (CONT.)
Veeva Systems, Inc., Cl. A*	8,361	$2,781,788
		3,289,670
HOMEFURNISHING RETAIL—0.6%
Williams-Sonoma, Inc.	5,139	779,586
HOTELS RESORTS & CRUISE LINES—0.7%
Expedia Group, Inc.*	6,237	1,003,346
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.4%
Legalzoom.com, Inc.*	29,210	1,074,344
Upwork, Inc.*	42,046	2,177,562
		3,251,906
INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	7,383	1,280,360
INTERACTIVE MEDIA & SERVICES—2.8%
Genius Sports Ltd.*	97,705	1,672,710
Pinterest, Inc., Cl. A*	35,674	2,101,198
		3,773,908
INTERNET & DIRECT MARKETING RETAIL—1.1%
Etsy, Inc.*	8,190	1,502,947
INTERNET SERVICES & INFRASTRUCTURE—2.1%
BigCommerce Holdings, Inc.*	21,592	1,398,298
Okta, Inc., Cl. A*	5,987	1,483,519
		2,881,817
LIFE SCIENCES TOOLS & SERVICES—4.5%
10X Genomics, Inc., Cl. A*	5,452	998,970
Bio-Techne Corp.	5,480	2,642,675
Repligen Corp.*	9,993	2,455,280
		6,096,925
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	16,551	1,338,645
MOVIES & ENTERTAINMENT—2.6%
Lions Gate Entertainment Corp., Cl. B*	19,822	264,822
Live Nation Entertainment, Inc.*	6,629	522,962
Roku, Inc., Cl. A*	6,450	2,762,599
		3,550,383
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Diamondback Energy, Inc.	8,360	644,807
PHARMACEUTICALS—3.2%
Catalent, Inc.*	23,261	2,786,900
Green Thumb Industries, Inc.*	55,457	1,647,665
		4,434,565
REGIONAL BANKS—0.9%
Signature Bank	2,968	673,647
SVB Financial Group*	1,013	557,109
		1,230,756
RESEARCH & CONSULTING SERVICES—1.3%
CoStar Group, Inc.*	19,549	1,736,929
RESTAURANTS—3.2%
Chipotle Mexican Grill, Inc., Cl. A*	702	1,308,135

COMMON STOCKS—96.3% (CONT.)	SHARES	VALUE
RESTAURANTS—3.2% (CONT.)
Shake Shack, Inc., Cl. A*	19,071	$1,917,398
The Cheesecake Factory, Inc.*	24,708	1,118,284
		4,343,817
SEMICONDUCTOR EQUIPMENT—5.9%
Enphase Energy, Inc.*	3,780	716,688
KLA Corp.	6,247	2,174,955
Lam Research Corp.	3,282	2,091,980
MKS Instruments, Inc.	6,800	1,063,792
SolarEdge Technologies, Inc.*	7,588	1,968,934
		8,016,349
SEMICONDUCTORS—0.8%
Universal Display Corp.	4,855	1,138,449
SYSTEMS SOFTWARE—2.0%
Crowdstrike Holdings, Inc., Cl. A*	11,004	2,790,724
TRUCKING—1.0%
Old Dominion Freight Line, Inc.	5,319	1,431,609
TOTAL COMMON STOCKS
(Cost $104,207,881)		131,560,138

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	166,009	24,901
(Cost $747,040)		24,901

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(b),(c)	422,928	325,655
(Cost $226,186)		325,655

REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
RETAIL—0.7%
Simon Property Group, Inc.	7,906	1,000,267
SPECIALIZED—1.8%
Crown Castle International Corp.	12,678	2,447,995
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,755,016)		3,448,262

SPECIAL PURPOSE VEHICLE—0.9%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	22	862,488
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	9	352,836
		1,215,324
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $775,000)		1,215,324
Total Investments
(Cost $108,711,123)	99.9%	$136,574,280
Affiliated Securities (Cost $1,522,040)		1,240,225
Unaffiliated Securities (Cost $107,189,083)		135,334,055
Other Assets in Excess of Liabilities	0.1%	155,939
NET ASSETS	100.0%	$136,730,219

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$550,000	0.50%	$862,488	0.63%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	225,000	0.19%	352,836	0.26%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	0.50%	24,901	0.02%
Tolero CDR	2/6/17	226,186	0.23%	325,655	0.24%
Total				$1,565,880	1.15%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS	ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—95.9%	SHARES	VALUE
ADVERTISING—3.0%
Cardlytics, Inc.*	29,321	$3,693,273
Magnite, Inc.*	255,225	7,733,318
		11,426,591
AEROSPACE & DEFENSE—1.6%
HEICO Corp.	22,108	2,990,107
Hexcel Corp.*	14,484	788,219
Mercury Systems, Inc.*	39,079	2,579,214
		6,357,540
AGRICULTURAL & FARM MACHINERY—0.7%
Hydrofarm Holdings Group, Inc.*	53,309	2,630,266
ALTERNATIVE CARRIERS—1.4%
Bandwidth, Inc., Cl. A*	40,300	5,225,298
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Capri Holdings Ltd.*	55,913	3,148,461
APPLICATION SOFTWARE—21.6%
ACI Worldwide, Inc.*	202,474	6,944,858
Avalara, Inc.*	44,164	7,382,896
Bill.com Holdings, Inc.*	31,925	6,602,728
Blackbaud, Inc.*	40,144	2,863,472
Blackline, Inc.*	39,681	4,539,110
Digital Turbine, Inc.*	20,820	1,310,619
Everbridge, Inc.*	41,328	5,836,340
Guidewire Software, Inc.*	22,593	2,602,714
HubSpot, Inc.*	14,052	8,375,273
Manhattan Associates, Inc.*	36,068	5,757,535
Medallia, Inc.*	45,923	1,555,412
Paycom Software, Inc.*	13,714	5,485,600
Paycor HCM, Inc.*	5,529	152,047
Q2 Holdings, Inc.*	64,415	6,654,714
SEMrush Holdings, Inc., Cl. A*	55,354	1,106,526
Smartsheet, Inc., Cl. A*	47,654	3,457,298
Sophia Genetics SA*	44,968	703,749
Sprout Social, Inc., Cl. A*	51,461	4,571,795
SPS Commerce, Inc.*	42,902	4,674,173
Vertex, Inc., Cl. A*	109,304	2,065,846
Viant Technology, Inc., Cl. A*	29,805	515,328
		83,158,033
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Affiliated Managers Group, Inc.	29,079	4,607,277
BIOTECHNOLOGY—4.2%
CareDx, Inc.*	142,958	12,014,190
Cytek Biosciences, Inc.*	31,493	698,515
Forte Biosciences, Inc.*	51,024	1,528,679
Karuna Therapeutics, Inc.*	7,889	901,082
MaxCyte, Inc.*	27,219	462,723
Turning Point Therapeutics, Inc.*	9,812	626,202
		16,231,391

THE ALGER INSTITUTIONAL FUNDS	ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
CASINOS & GAMING—2.2%
DraftKings, Inc., Cl. A*	80,481	$3,903,328
Penn National Gaming, Inc.*	65,513	4,479,779
		8,383,107
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	24,663	1,491,618
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Sunrun, Inc.*	65,956	3,493,689
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Cognex Corp.	55,477	5,015,676
FOOD DISTRIBUTORS—1.3%
The Chefs’ Warehouse, Inc.*	53,068	1,534,727
US Foods Holding Corp.*	101,206	3,475,414
		5,010,141
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	34,205	1,209,489
HEALTHCARE EQUIPMENT—8.5%
CryoPort, Inc.*	68,144	4,205,848
Inmode Ltd.*	49,446	5,620,527
Inogen, Inc.*	65,764	5,245,994
Insulet Corp.*	25,575	7,153,072
Mesa Laboratories, Inc.	12,633	3,720,545
Tandem Diabetes Care, Inc.*	61,196	6,650,169
		32,596,155
HEALTHCARE FACILITIES—1.7%
The Joint Corp.*	81,470	6,435,315
HEALTHCARE SERVICES—1.6%
1Life Healthcare, Inc.*	43,118	1,165,911
Biodesix, Inc.*	39,526	371,149
Guardant Health, Inc.*	32,574	3,576,625
Privia Health Group, Inc.*	26,621	1,104,772
		6,218,457
HEALTHCARE SUPPLIES—4.1%
Neogen Corp.*	227,396	9,905,370
Quidel Corp.*	42,856	6,062,838
		15,968,208
HEALTHCARE TECHNOLOGY—4.6%
Convey Holding Parent, Inc.*	76,030	682,749
Doximity, Inc., Cl. A*	10,244	634,104
Veeva Systems, Inc., Cl. A*	27,682	9,210,078
Vocera Communications, Inc.*	171,671	7,203,315
		17,730,246
HOMEFURNISHING RETAIL—0.7%
Bed Bath & Beyond, Inc.*	99,076	2,827,629
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.6%
Legalzoom.com, Inc.*	80,883	2,974,877
Upwork, Inc.*	60,877	3,152,820
		6,127,697

THE ALGER INSTITUTIONAL FUNDS	ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
HYPERMARKETS & SUPER CENTERS—1.0%
BJ’s Wholesale Club Holdings, Inc.*	73,502	$3,722,141
INTERACTIVE HOME ENTERTAINMENT—0.5%
Take-Two Interactive Software, Inc.*	10,107	1,752,756
INTERACTIVE MEDIA & SERVICES—2.9%
Bumble, Inc., Cl. A*	25,448	1,294,794
Eventbrite, Inc., Cl. A*	75,413	1,340,089
Genius Sports Ltd.*	330,572	5,659,393
TripAdvisor, Inc.*	70,404	2,671,832
VTEX, Cl. A*	3,174	77,763
		11,043,871
INTERNET & DIRECT MARKETING RETAIL—3.3%
Farfetch Ltd., Cl. A*	75,456	3,781,855
Fiverr International Ltd.*	20,262	5,043,415
Quotient Technology, Inc.*	211,357	2,295,337
The RealReal, Inc.*	98,283	1,622,652
		12,743,259
INTERNET SERVICES & INFRASTRUCTURE—1.3%
BigCommerce Holdings, Inc.*	76,858	4,977,324
LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	30,731	2,311,893
LIFE SCIENCES TOOLS & SERVICES—9.6%
10X Genomics, Inc., Cl. A*	19,661	3,602,485
Akoya Biosciences, Inc.*	76,947	1,334,261
Alpha Teknova, Inc.*	17,888	397,471
Bio-Techne Corp.	20,776	10,019,018
Codex DNA, Inc.*	44,744	706,508
ICON PLC*	10,333	2,513,709
Maravai LifeSciences Holdings, Inc., Cl. A*	24,410	1,073,308
NanoString Technologies, Inc.*	118,917	7,365,719
NeoGenomics, Inc.*	83,007	3,826,623
Personalis, Inc.*	41,237	865,565
Rapid Micro Biosystems, Inc., Cl. A*	36,314	805,808
Repligen Corp.*	18,568	4,562,157
		37,072,632
MANAGED HEALTHCARE—1.1%
HealthEquity, Inc.*	58,937	4,360,159
MOVIES & ENTERTAINMENT—0.5%
Live Nation Entertainment, Inc.*	26,506	2,091,058
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Magnolia Oil & Gas Corp., Cl. A*	377,791	5,289,074
PHARMACEUTICALS—0.1%
Aerie Pharmaceuticals, Inc.*	32,450	512,061
PRECIOUS METALS & MINERALS—0.0%
Xometry, Inc., Cl. A*	1,794	142,031
REGIONAL BANKS—0.5%
Webster Financial Corp.	36,852	1,772,581
RESTAURANTS—3.7%
Shake Shack, Inc., Cl. A*	67,989	6,835,614

THE ALGER INSTITUTIONAL FUNDS	ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT.)	SHARES	VALUE
RESTAURANTS—3.7% (CONT.)
The Cheesecake Factory, Inc.*	63,394	$2,869,213
Wingstop, Inc.	27,385	4,691,324
		14,396,151
SEMICONDUCTOR EQUIPMENT—0.5%
SolarEdge Technologies, Inc.*	7,100	1,842,308
SEMICONDUCTORS—0.9%
Universal Display Corp.	15,358	3,601,297
SPECIALTY CHEMICALS—2.1%
Balchem Corp.	60,415	8,149,379
SPECIALTY STORES—0.7%
Five Below, Inc.*	13,404	2,606,006
SYSTEMS SOFTWARE—1.5%
Proofpoint, Inc.*	32,296	5,640,819
TOTAL COMMON STOCKS
(Cost $224,731,963)		369,319,084

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	133,263	19,989
(Cost $599,684)		19,989

RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero CDR*,@,(b),(c)	528,559	406,990
(Cost $285,725)		406,990

REAL ESTATE INVESTMENT TRUST—0.7%	SHARES	VALUE
RETAIL—0.7%
Tanger Factory Outlet Centers, Inc.	160,964	2,763,752
(Cost $2,652,712)		2,763,752

SPECIAL PURPOSE VEHICLE—0.7%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	51	1,999,404
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	13	509,652
		2,509,056
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,600,000)		2,509,056
Total Investments
(Cost $229,870,084)	97.4%	$375,018,871
Affiliated Securities (Cost $2,199,684)		2,529,045
Unaffiliated Securities (Cost $227,670,400)		372,489,826
Other Assets in Excess of Liabilities	2.6%	10,129,688
NET ASSETS	100.0%	$385,148,559

(a) Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c) Contingent Deferred Rights.
*    Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS	ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,275,000	0.49%	$1,999,404	0.52%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	325,000	0.11%	509,652	0.13%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	0.10%	19,989	0.00%
Tolero CDR	2/6/17	285,725	0.16%	406,990	0.11%
Total				$2,936,035	0.76%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series — Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge and Class Z Shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of a Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b)	Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2021 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$557,805,128	$557,805,128	$—	$—
Consumer Discretionary	805,184,406	754,396,707	46,754,603	4,033,096
Consumer Staples	26,399,440	26,399,440	—	—
Energy	5,555,910	5,555,910	—	—
Financials	107,539,102	107,539,102	—	—
Healthcare	362,515,696	362,515,696	—	—
Industrials	204,753,814	204,753,814	—	—
Information Technology	2,001,815,345	2,001,815,345	—	—
Materials	30,110,546	30,110,546	—	—
TOTAL COMMON STOCKS	$4,101,679,387	$4,050,891,688	$46,754,603	$4,033,096
REAL ESTATE INVESTMENT TRUST
Real Estate	9,293,780	9,293,780	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	4,822,092	—	—	4,822,092
TOTAL INVESTMENTS IN SECURITIES	$4,115,795,259	$4,060,185,468	$46,754,603	$8,855,188

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$230,271,450	$230,271,450	$—	$—
Consumer Discretionary	238,161,897	231,038,700	7,123,197	—
Consumer Staples	7,433,889	7,433,889	—	—
Financials	42,733,852	42,733,852	—	—
Healthcare	110,730,543	110,730,543	—	—
Industrials	98,246,718	98,246,718	—	—
Information Technology	708,731,110	708,731,110	—	—
TOTAL COMMON STOCKS	$1,436,309,459	$1,429,186,262	$7,123,197	$—
PREFERRED STOCKS
Healthcare	11,524	—	—	11,524
TOTAL INVESTMENTS IN SECURITIES	$1,436,320,983	$1,429,186,262	$7,123,197	$11,524

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,473,560	$11,473,560	$—	$—
Consumer Discretionary	18,028,005	15,172,427	2,855,578	—
Energy	644,807	644,807	—	—
Financials	2,626,259	2,626,259	—	—
Healthcare	36,258,300	36,258,300	—	—
Industrials	16,340,760	16,340,760	—	—
Information Technology	44,849,802	44,849,802	—	—
Materials	1,338,645	1,338,645	—	—
TOTAL COMMON STOCKS	$131,560,138	$128,704,560	$2,855,578	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$24,901	$—	$—	$24,901
RIGHTS
Healthcare	325,655	—	—	325,655
REAL ESTATE INVESTMENT TRUST
Real Estate	3,448,262	3,448,262	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,215,324	—	—	1,215,324
TOTAL INVESTMENTS IN SECURITIES	$136,574,280	$132,152,822	$2,855,578	$1,565,880

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$31,539,574	$31,539,574	$—	$—
Consumer Discretionary	46,416,506	46,416,506	—	—
Consumer Staples	8,732,282	8,732,282	—	—
Energy	5,289,074	5,289,074	—	—
Financials	6,379,858	6,379,858	—	—
Healthcare	138,334,113	137,871,390	462,723	—
Industrials	20,100,810	20,100,810	—	—
Information Technology	104,235,457	104,235,457	—	—
Materials	8,291,410	8,291,410	—	—
TOTAL COMMON STOCKS	$369,319,084	$368,856,361	$462,723	$—
PREFERRED STOCKS
Healthcare	19,989	—	—	19,989
RIGHTS
Healthcare	406,990	—	—	406,990
REAL ESTATE INVESTMENT TRUST
Real Estate	2,763,752	2,763,752	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,509,056	—	—	2,509,056
TOTAL INVESTMENTS IN SECURITIES	$375,018,871	$371,620,113	$462,723	$2,936,035

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2020	$7,562,484
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,529,388)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	4,033,096
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$(3,529,388)

Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$3,075,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,747,092
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	4,822,092
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$1,747,092

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2020	$11,524
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	11,524
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2020	$24,901
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$24,901

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2020	$291,820
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	33,835
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	325,655
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$33,835

Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$550,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	440,324
Purchases and sales
Purchases	225,000
Sales	—
Closing balance at July 31, 2021	1,215,324
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$440,324

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2020	$19,989
Transfers into Level 3
Transfers out of Level 3	—
Total gains or losses	—
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$19,989

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2020	$364,706
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	42,284
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	406,990
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$42,284

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$1,275,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	909,056
Purchases and sales
Purchases	325,000
Sales	—
Closing balance at July 31, 2021	2,509,056
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$909,056

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of the Funds’ investments as of July 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds’ fair value measurements.

	Fair Value July 31, 2021	Valuation Methodology	Unobservable Input	Input/Range		Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$4,033,096	Income Approach	Discount Rate	0.00%-3.04%		N/A
Special Purpose Vehicle	4,822,092	Income	Revenue Multiple	27x-28	x	N/A
		Approach

Alger Focus Equity Fund
Preferred Stocks	$11,524	Income	Discount Rate	72.50%-77.50%	N/A
Approach

Alger Mid Cap Growth Institutional Fund
Preferred Stocks	$24,901	Income Approach	Discount Rate	72.50%-77.50%		N/A
Rights	325,655	Income	Discount Rate	3.26%-3.98%		N/A
		Approach	Probability of	0.00%-100.00%
			Success
Special Purpose Vehicle	1,215,324	Income	Revenue Multiple	27x-28	x	N/A
		Approach

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2021	Valuation Methodology	Unobservable Input	Input/Range		Weighted Average Inputs
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$19,989	Income	Discount Rate	72.50%-77.50%		N/A
		Approach
Rights	406,990	Income	Discount Rate	3.26%-3.98%		N/A
		Approach	Probability of	0.00%-100.00%
			Success
Special Purpose Vehicle	2,509,056	Income	Revenue Multiple	27x-28	x	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of July 31, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Capital Appreciation Institutional Fund	$29,487,467	$(162,354)	$29,649,821	$–
Alger Focus Equity Fund	69,935,514	–	69,935,514	–
Alger Mid Cap Growth Institutional Fund	763,171	–	763,171	–
Alger Small Cap Growth Institutional Fund	12,132,137	–	12,132,137	–

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2021. Information regarding the Funds’ holdings of such securities is set forth in the following table:

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Capital Appreciation Institutional Fund Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	$3,075,000	$–	$–	$–	$–	$1,747,092	$4,822,092
Total	$3,075,000	$–	$–	$–	$–	$1,747,092	$4,822,092

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Focus Equity Fund Preferred Stocks
Prosetta Biosciences, Inc., Series D	$11,524	$–	$–	$–	$–	$–	$11,524
Total	$11,524	$–	$–	$–	$–	$–	$11,524

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Mid Cap Growth Institutional Fund Preferred Stocks
Prosetta Biosciences, Inc., Series D	$24,901	$–	$–	$–	$–	$–	$24,901
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	550,000	–	–	–	–	312,488	862,488
Crosslink Ventures Capital LLC, Cl. B	–	225,000	–	–	–	127,836	352,836
	$574,901	$225,000	$–	$–	$–	$440,324	$1,240,225

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Small Cap Growth Institutional Fund Preferred Stocks
Prosetta Biosciences, Inc., Series D	$19,989	$–	$–	$–	$–	$–	$19,989
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	1,275,000	–	–	–	–	724,404	1,999,404
Crosslink Ventures Capital LLC, Cl. B	–	325,000	–	–	–	184,652	509,652
	$1,294,989	$325,000	$–	$–	$–	$909,056	$2,529,045